Bank Loan - current portion (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 24, 2014	Sep. 17, 2014	May. 30, 2014	Feb. 22, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 28, 2014	Jan. 30, 2014
Bank Loan Current Portion (Textual)
Weighted average interest rate					4.00%	3.00%
Interest expense					$ 1,237	$ 1,655	$ 1,946
Paid amount to Credit Suisse			$ 22,636
Sales revenue					$ 5,500
M V Free Neptune [Member]
Bank Loan Current Portion (Textual)
Bank loans issuer					National Bank of Greece
Credit Suisse Facility [Member]
Bank Loan Current Portion (Textual)
Long-term Debt							36,450
Debt cancellation									$ 15,000
Agreed to pay to Credit Suisse from offering proceeds								$ 22,636
Bank loans current portion								$ 37,636
Paid amount to Credit Suisse			$ 22,636
Repayment of debt						$ (21,450)
NBG [Member]
Bank Loan Current Portion (Textual)
Long-term Debt					$ 17,598	17,598	$ 23,237
Interest rate					4.00%
Description of cash payment in final settlement of obligations				Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.
Repayment installments and accrued interest					$ 13,551
Sales revenue	$ 3,600
Repayment of debt	$ 3,300	$ 2,700				$ (5,639)
First Business Bank [Member] | Criteria One [Member]
Bank Loan Current Portion (Textual)
Loan agreement description						Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000
First Business Bank [Member] | Criteria Two [Member]
Bank Loan Current Portion (Textual)
Loan agreement description						Leverage ratio: the corporate guarantors leverage ratio shall not at any time exceed 55
First Business Bank [Member] | Criteria Three [Member]
Bank Loan Current Portion (Textual)
Loan agreement description						Ratio of EBITDA to net interest expense shall not be less than 3
First Business Bank [Member] | Criteria Four [Member]
Bank Loan Current Portion (Textual)
Loan agreement description						Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter